Commitments and Contingencies (Details) - Schedule of future minimum lease payments under non-cancelable operating leases	Jun. 30, 2021 USD ($)
Schedule of future minimum lease payments under non-cancelable operating leases [Abstract]
2022	$ 1,045,953
2023	639,010
2024	429,168
Total	$ 2,114,131